3. STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Stock-based compensation costs	$ 100,323	$ 27,000	$ 125,675	$ 141,033
Options granted	0
Aggregate intrinsic value of "in the money" outstanding	$ 5,200
Aggregate intrinsic value of "in the money" exercisable	5,200
Selling, General and Administrative Expenses
Stock-based compensation costs	36,257	27,000
Research and Development Expenses
Stock-based compensation costs	29,391	0
Cost of Goods Sold
Stock-based compensation costs	$ 34,675	$ 0